UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham              Lincoln, MA              May 5, 2011
     ---------------------          -------------          -----------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           76

Form 13F Information Table Value Total:  $   339,032
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
-------------------------------  --------------  ---------  --------  ------------------- ----------  -------- -------------------
                                                                                                                VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/   PUT/ INVESTMENT   OTHER   -------------------
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL DISCRETION  MANAGERS SOLE  SHARED  NONE
-------------------------------  --------------  ---------  --------  -------  ----  ---- ----------  -------- ----  ------  ----
ABOVENET INC COM                 COM             00374N107      973     15,000 SH         Sole                                15,000
ALTRIA GROUP INC COM             COM             02209S103    1,515     58,200 SH         Sole                                58,200
AMERESCO INC CL A                COM             02361E108      141     10,000 SH         Sole                                10,000
ANC RENTAL CORP COM              COM             001813104        -     10,000 SH         Sole                                10,000
AT&T INC COM                     COM             00206R102    4,911    160,446 SH         Sole                               160,446
BAIDU INC SPON ADR REP A         COM             056752108    1,029      7,464 SH         Sole                                 7,464
BANK OF AMERICA CORPORATION CO   COM             060505104    1,755    131,651 SH         Sole                               131,651
BERKSHIRE HATHAWAY INC DEL CL    COM             084670108    5,263         42 SH         Sole                                    42
BERKSHIRE HATHAWAY INC DEL CL    COM             084670702      251      3,000 SH         Sole                                 3,000
BLACKROCK REAL ASSET EQUITY TR   COM             09254B109    2,435    155,585 SH         Sole                               155,585
BP PRUDHOE BAY RTY TR UNIT BEN   COM             055630107    1,198     10,000 SH         Sole                                10,000
BRISTOL MYERS SQUIBB CO COM      COM             110122108    1,464     55,400 SH         Sole                                55,400
CARMAX INC COM                   COM             143130102      856     26,674 SH         Sole                                26,674
CISCO SYS INC COM                COM             17275R102    2,113    123,202 SH         Sole                               123,202
COCA COLA CO COM                 COM             191216100      550      8,293 SH         Sole                                 8,293
DONNELLEY R R & SONS CO COM      COM             257867101      323     17,084 SH         Sole                                17,084
DUKE ENERGY CORPORATION CMN      COM             26441C105    1,392     76,704 SH         Sole                                76,704
EDUCATION MGMT CORP NEW COM      COM             28140M103    1,097     52,375 SH         Sole                                52,375
FIDELITY NATL FINL INC COM       COM             316326107      364     25,779 SH         Sole                                25,779
GENERAL ELECTRIC CO COM          COM             369604103    6,761    337,183 SH         Sole                               337,183
GOLDMAN SACHS GROUP INC COM      COM             38141G104    1,731     10,914 SH         Sole                                10,914
GOOGLE INC CL A                  COM             38259P508      528        900 SH         Sole                                   900
GSI COMMERCE INC CMN             COM             36238G102   13,348    456,045 SH         Sole                               456,045
INTEL CORP COM                   COM             458140100      589     29,177 SH         Sole                                29,177
LAZARD LTD SHS A                 COM             G54050102      270      6,500 SH         Sole                                 6,500
LILLY ELI & CO COM               COM             532457108    1,008     28,652 SH         Sole                                28,652
LULULEMON ATHLETICA INC. CMN     COM             550021109    2,305     25,880 SH         Sole                                25,880
MEDASSETS INC COM                COM             584045108      197     12,924 SH         Sole                                12,924
MIDWAY GAMES INC COM             COM             598148104        -  2,579,309 SH         Sole                             2,579,309
MSCI INC CL A                    CL A            55354G100      448     12,161 SH         Sole                                12,161
PATRIOT NATL BANCORP INC COM     COM             70336F104      829    376,850 SH         Sole                               376,850
PEPSICO INC COM                  COM             713448108    1,100     17,084 SH         Sole                                17,084
PETSMART INC COM                 COM             716768106    1,007     24,596 SH         Sole                                24,596
PFIZER INC COM                   COM             717081103      601     29,583 SH         Sole                                29,583
PITNEY BOWES INC COM             COM             724479100    2,008     78,150 SH         Sole                                78,150
REYNOLDS AMERICAN INC COM        COM             761713106    4,388    123,500 SH         Sole                               123,500
ROYAL BK CDA MONTREAL QUE COM    COM             780087102    1,239     20,000 SH         Sole                                20,000
SELECT SECTOR SPDR TR SBI INT-   SBI INT-FINL    81369Y605      619     37,708 SH         Sole                                37,708
SELECT SECTOR SPDR TR SBI INT-   SBI INT-TECH    81369Y803    1,059     40,630 SH         Sole                                40,630
STAPLES INC COM                  COM             855030102   22,023  1,134,020 SH         Sole                             1,134,020
THERMO FISHER SCIENTIFIC INC C   COM             883556102      982     17,686 SH         Sole                                17,686
TORONTO DOMINION BK ONT COM NE   COM             891160509      886     10,000 SH         Sole                                10,000
TWEETER HOME ENTERTAINMENT GP    COM             901167106        -    121,400 SH         Sole                               121,400
UNITED PARCEL SERVICE INC CL B   COM             911312106    1,031     13,874 SH         Sole                                13,874
VERIZON COMMUNICATIONS INC COM   COM             92343V104      850     22,062 SH         Sole                                22,062
WHOLE FOODS MKT INC COM          COM             966837106      449      6,812 SH         Sole                                 6,812
WINDSTREAM CORPORATION CMN       COM             97381W104      339     26,318 SH         Sole                                26,318
WMS INDS INC COM                 COM             929297109    2,262     63,980 SH         Sole                                63,980
ALPINE GLOBAL PREMIER PPTYS FD   COM SBI         02083A103      230     32,872 SH         Sole                                32,872
EATON VANCE TX MNG BY WRT OPP    FU              27828Y108    7,634    592,684 SH         Sole                               592,684
ISHARES TR DJ SEL DIV INX        DJ SEL DIV INX  464287168   17,815    341,751 SH         Sole                               341,751
ISHARES TR RUSL 2000 VALU        RUSL 2000 VALU  464287630    5,565     73,821 SH         Sole                                73,821
ISHARES TR RUSSELL 1000          RUSSELL 1000    464287622    1,892     25,608 SH         Sole                                25,608
ISHARES TR RUSSELL 2000          RUSSELL 2000    464287655    1,427     16,953 SH         Sole                                16,953
ISHARES TR RUSSELL 3000          RUSSELL 3000    464287689    5,056     63,789 SH         Sole                                63,789
ISHARES TR RUSSELL1000GRW        RUSSELL1000GRW  464287614      794     13,131 SH         Sole                                13,131
ISHARES TR RUSSELL1000VAL        RUSSELL1000VAL  464287598    1,361     19,821 SH         Sole                                19,821
POWERSHARES QQQ TRUST UNIT SER   UNIT SER 1      73935A104    1,329     23,148 SH         Sole                                23,148
POWERSHARES QQQ TRUST UNIT SER   UNIT SER 1      73935A104      632     11,000 SH    CALL Sole                                11,000
SPDR S&P 500 ETF TR TR UNIT      UNIT SER 1      78462F103   22,637    170,831 SH         Sole                               170,831
SPDR S&P 500 ETF TR TR UNIT      UNIT SER 1      78462F103      292      2,200 SH    PUT  Sole                                 2,200
SPDR S&P MIDCAP 400 ETF TR UTS   UTSER1 S&PDCRP  78467Y107    2,498     13,911 SH         Sole                                13,911
ASTRAZENECA PLC SPONSORED ADR    SPONS ADR       046353108    2,500     54,200 SH         Sole                                54,200
BRITISH AMERN TOB PLC SPONSORE   SPONS ADR       110448107    1,586     19,582 SH         Sole                                19,582
NINE DRAGONS PAPERS HLDGS LTD    SPONS ADR       G65318100       12     10,000 SH         Sole                                10,000
TIAN AN CHINA INVT CO LTD SHS    SPONS ADR       Y88170207        6     10,000 SH         Sole                                10,000
VODAFONE GROUP PLC NEW SPONS A   SPONS ADR NEW   92857W209    2,252     78,328 SH         Sole                                78,328
BLACKROCK INTL GRWTH & INC TR    COM BENE INTER  092524107      241     23,590 SH         Sole                                23,590
EATON VANCE TAX MNG GBL DV EQT   COM             27829F108    1,532    144,790 SH         Sole                               144,790
EATON VANCE TXMGD GL BUYWR OPP   COM             27829C105    2,356    192,350 SH         Sole                               192,350
ISHARES TR MSCI EAFE INDEX       MSCI EAFE IDX   464287465      658     10,957 SH         Sole                                10,957
ISHARES TR MSCI EMERG MKT        MSCI EMERG MKT  464287234    5,313    109,168 SH         Sole                               109,168
VANGUARD INTL EQUITY INDEX FD    EMR MKT ETF     922042858   10,280    210,129 SH         Sole                               210,129
ISHARES TR DJ US REAL EST        DJ US REAL EST  464287739      982     16,537 SH         Sole                                16,537
CBL & ASSOC PPTYS INC COM        COM             124830100    4,322    248,085 SH         Sole                               248,085
SIMON PPTY GROUP INC NEW COM     COM             828806109  141,343  1,318,986 SH         Sole                             1,318,986